Supplemental Cash Flow Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended				12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Cash payments (receipts) related to:
Interest	$ 96		$ 135		$ 378		$ 360		$ 339
Capitalized interest	(2)		(2)		(10)		(3)		(2)
Interest (net of amounts capitalized)	94		133		368		357		337
Amount in lieu of income taxes:
Total amount in lieu of income taxes					(2)		(114)		128
SARs early exercise					64
Construction expenditures	69	[1]	85	[1]	103	[1]	140	[1]	78	[1]
Debt exchange transactions									324
Federal
Amount in lieu of income taxes:
Total amount in lieu of income taxes					(23)		(134)		109
State
Amount in lieu of income taxes:
Total amount in lieu of income taxes					$ 21		$ 20		$ 19

[1]	Represents end-of-period accruals.